Note 6 - Vessels, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	Vessels, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	1,066,630,849	(201,940,961)	864,689,888
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	44,432,663	—	44,432,663
Disposals	(591,137)	—	(591,137)
Impairment loss	(34,859,054)	29,123,968	(5,735,086)
Depreciation for the year	—	(39,096,589)	(39,096,589)

Balance, December 31, 2016	1,075,613,321	(211,913,582)	863,699,739
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	55,302,364	—	55,302,364
Impairment loss	(29,222,564)	22,761,291	(6,461,273)
Disposal	(11,557,252)	—	(11,557,252)
Depreciation for the year	—	(38,921,672)	(38,921,672)

Balance, December 31, 2017	1,090,135,869	(228,073,963)	862,061,906

The additions in
2016
relate to the acquisition of vessels “Eco Nical” and “Eco Dominator”.

The Company realized an aggregate gain from the sale of vessels “Gas Arctic” and “Gas Ice” of
$118,427
which is included in the Company’s consolidated statement of operations under the caption “Net (gain)/loss on sale of vessels” for the year ended
December 31, 2016.

At
December 31, 2016,
the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of six
vessels and therefore the Company identified and recorded an impairment loss of
$5,735,086
which is presented under the caption “Impairment loss” in the consolidated statements of operations.

The additions in
2017
relate to the acquisition of vessel “Eco Frost”.

In
April 2017,
the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Icon”, to an unaffiliated third
party for
$2,900,000.
The vessel, including her inventories on board, was classified as vessel held for sale in the second
quarter of
2017.
As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of
$1,747,923
in its consolidated statement of comprehensive operations for the year ended
December 31, 2017.
The vessel was delivered to her new owners on
July 20, 2017.

In
May 2017,
the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Emperor”, to an unaffiliated third
party for
$2,900,000
.
The vessel, including her inventories on board, was classified as vessel held for sale in the second
quarter of
2017.
As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of
$580,004
in its consolidated statement of operations for the year ended
December 31, 2017.
The vessel was delivered to her new owners on
September 2, 2017.

In
August 2017,
the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Moxie”, to an unaffiliated third
party for
$2,575,000.
The vessel, including her inventories on board, was classified as vessel held for sale in the third
quarter of
2017.
As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of
$570,626
in its consolidated statement of operations for the year ended
December 31, 2017.
The vessel was delivered to her new owners on
November 7, 2017.

In
September 2017,
the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Nirvana”, to an unaffiliated third
party for
$3,675,000.
The vessel, including her inventories on board, was classified as vessel held for sale in the third
quarter of
2017.
As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of
$1,406,718
in its consolidated statement of operations for the year ended
December 31, 2017.
The vessel was delivered to her new owners on
November 17, 2017.

The Company decided to dispose the vessels “Gas Icon”, “Gas Emperor” “Gas Moxie” and “Gas Nirvana” as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of
$77,314
which is included in the Company’s consolidated statement of operations under the caption “Net (gain)/loss on sale of vessels” for the year ended
December 31, 2017.

As a result of the impairment analysis performed for the year ended
December 31, 2017,
due to the prevailing conditions in the shipping industry, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of three
vessels and therefore the Company identified and recorded an impairment loss of
$2,156,002
which is presented under the caption “Impairment loss” in its consolidated statement of operations.

As of
December 31, 2017,
40
vessels with a carrying value of
$762,159,589
have been provided as collateral to secure the Company’s bank loans as discussed in Note
11.